SHORT-TERM BANK CREDIT (Tables)	12 Months Ended
Dec. 31, 2019
Short-term Debt [Abstract]
Schedule of Short-Term Bank Credit
Short-term bank credit and loans are classified as follows:
		Weighted average interest
	Currency	December 31,		December 31,
		2019	2018	2019	2018
		%

Short-term bank credit	CAD	0.6	4.20	$-	$7,567